Note 17 - Share Based Payments (Details Textual)							12 Months Ended
	Oct. 29, 2025 CAD ($) $ / shares	Jan. 01, 2025 CAD ($) $ / shares	Sep. 09, 2024	Aug. 28, 2024 CAD ($) $ / shares	Feb. 12, 2024 CAD ($) $ / shares	Jan. 15, 2024 CAD ($) $ / shares	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	2,669,000	125,000		250,000	753,923	25,000	2,794,000	1,028,923
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares	$ 1.97	$ 2.6		$ 3.28	$ 3.24	$ 2	$ 2	$ 3.22
Weighted average fair value at measurement date, share options granted	$ 3,835	$ 190		$ 418,000	$ 1,377,000	$ 29,000
Risk free interest rate, share options granted	2.36%	2.87%		3.31%	4.15%	4.15%
Option life, share options granted	3	3		2	4	3
Expected volatility, share options granted	125.00%	90.00%		94.00%	85.00%	87.00%
Expected dividend, share options granted	$ 0	$ 0		$ 0	$ 0	$ 0
Weighted average share price, share options granted (in CAD per share) | $ / shares	$ 1.97	$ 2.6		$ 3.28	$ 3.24	$ 2
Number of share options exercised in share-based payment arrangement							15,340
Proceeds from exercise of options							$ 39,000
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share) | $ / shares							$ 1.94	2
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share) | $ / shares							$ 24.84	$ 24.84
Restricted share units [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	179,000
Number of other equity instruments granted in share-based payment arrangement					26,235		179,000	26,235
Expense from share-based payment transactions							$ 41,000	$ 338,000	$ 641,000
Deferred share units [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	271,000
Number of other equity instruments granted in share-based payment arrangement			33,891				271,000	33,891
Expense from share-based payment transactions							$ 254,000	$ 218,000	586,000
Options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions							1,412,000	1,212,000	513,000
Performance share units [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions							$ 0	$ 0	$ 79,000
Employee share purchase plan [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement							3,150,000	250,000